Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

The detail of inventories as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018	12-31-2017
Classes of Inventories	ThUS$	ThUS$

Supplies for Production	29,959	25,989
Oil	23,128	16,232
Coal	6,831	9,757
Spare parts	27,828	23,102
Electrical materials	281,611	196,998

Total	339,398	246,089